Commitments	1 Months Ended	6 Months Ended
	Oct. 31, 2018	Apr. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments

4.	NOTE 4 – COMMITMENTS

Lease Agreement

In October 2018, the Company entered into a 6 year lease agreement in Hauppauge, New York for executive offices of the Company. The lease commences November 15, 2018 and requires an annual payment of approximately $34,659 for the first year, with rent commencing February 15, 2019 with increases 3% per year subsequent thereto plus any increases in real estate taxes over the base year, as defined. Subsequently the Company further entered into a Commencement Date Agreement with the landlord amending the lease commencement date to December 21, 2018. The Company will be required to pay a security deposit of $5,727.

The Company is obligated under the non-cancelable operating lease which expires February 28, 2025. The aggregate future obligations under this lease are as follows:

2019	$30,000
2020	$35,000
2021	$36,000
2022	$37,000
2023	$38,000
Thereafter	$46,000

No rental expense has been charged to operations for the month ended October 31, 2018. Rental expense is accounted for on the straight-line method.

Any excess of recognized rent expense over scheduled lease payments is included in accounts payable and accrued expenses.

Employment Agreements

In October 2018 the Company entered into an employment agreement with a key management individual. In accordance with the respective terms of the agreement, the Company is to issue equity compensation to this individual. As a result, 2,000,000 shares of common stock were issued.

In October 2018 the Company entered into various employment agreements with key management individuals. In accordance with the respective terms of these agreements, the Company is to issue equity compensation to those individuals. As a result, 60,000 shares of common stock in the aggregate are to be issued, were valued at $8,400 and recorded as a liability for stock to be issued.

In October 2018 the Company entered into a Board of Director membership agreement with a key management individual. In accordance with the respective terms of this agreement, the Company is to issue equity compensation to this individual. As a result, 30,000 shares of common stock are to be issued, were valued at $4,200 and recorded as a liability for stock to be issued.

Stock Purchase Agreement

During October 2018, the Company entered into a stock purchase agreement with a related party for the sale of shares of the Company’s common stock. As a result, 1,428,571 shares of common stock were issued. (See Note 6)

4.	NOTE 4 – COMMITMENTS

Lease Agreement

Our current operating lease right-of-use asset and operating lease liability represent our lease for office space used to conduct our business. As of April 30, 2019, the Company is not party to any finance leases. The lease has a remaining lease term of 6 years. The components of lease expense for the six months ended April 30, 2019 were as follows:

Operating lease cost (cost resulting from lease payments)	$15,362
Operating lease expense	15,362

The Company calculates its incremental borrowing rates for specific lease terms, used to discount future lease payments, as a function of the Small Business Administration (“SBA”) 7(a) loan incremental borrowing rates. The Company’s discount rate and lease term remaining on its lease liability is approximately 7.50% and 6 years, respectively. The Company had operating cash flows from operating leases of $1.1 million related to leases for the three months ended March 31, 2019.

As of April 30, 2019, the Company’s right-of-use assets are $159,281, which are reported in other long-term assets in the Company’s balance sheets. As of April 30, 2019, the Company has outstanding lease obligations of $162,367, which is reported in long-term obligations in the Company’s balance sheets.

The Company has taken advantage of certain practical expedients offered to registrants at adoption of ASC 842. The Company does not apply the recognition requirements of ASC 842 to short-term leases and sub leases. Instead, those lease payments are recognized in profit or loss on a straight-line basis over the lease term. Further, as a practical expedient, all lease contracts are accounted for as one single lease component, as opposed to separating lease and non-lease components to allocate the consideration within a single lease contract.

Maturities of aggregate operating lease liabilities as of April 30, 2019 were as follows:

2019 (remainder)	$15,000
2020	36,000
2021	36,000
2022	36,000
2023	36,000
Thereafter	$48,000
Total minimum lease payments	$207,000
Imputed interest	$(47,000)
Total	$160,000

The Company entered into a 6 year lease agreement in Hauppauge, New York for executive offices of the Company. The Company will account for this lease as an operating lease under ASC 842. The lease commences November 15, 2018 and expires February 28, 2025. The lease requires an annual payment of approximately $34,659 for the first year, with rent commencing February 15, 2019 with increases 3% per year subsequent thereto plus any increases in real estate taxes over the base year, as defined. Subsequently the Company further entered into a Commencement Date Agreement with the landlord amending the lease commencement date to December 21, 2018. The Company will be required to pay a security deposit of $5,727.

$15,362 in rental expense has been charged to operations for the six months ended April 30, 2019. Rental expense is accounted for on the straight-line method.

Any excess of recognized rent expense over scheduled lease payments is included in accounts payable and accrued expenses.

Employment Agreements

In October 2018 the Company entered into an employment agreement with a key management individual. In accordance with the respective terms of the agreement, the Company is to issue equity compensation to this individual. As a result, 2,000,000 shares of common stock were issued.

In October 2018 the Company entered into various employment agreements with key management individuals. In accordance with the respective terms of these agreements, the Company is to issue equity compensation to those individuals. As a result, 60,000 shares of common stock in the aggregate are to be issued, were valued at $8,400 and recorded as a liability for stock to be issued. During December 2018 these common shares were issued in accordance with their respective agreements.

In October 2018 the Company entered into a Board of Director membership agreement with a key management individual. In accordance with the respective terms of this agreement, the Company is to issue equity compensation to this individual. As a result, 30,000 shares of common stock are to be issued, were valued at $4,200 and recorded as a liability for stock to be issued. During December 2018 these common shares were issued in accordance with the agreement.

Stock Purchase Agreement

During October 2018, the Company entered into a stock purchase agreement with a related party for the sale of shares of the Company’s common stock. As a result, 1,428,571 shares of common stock were issued. (See Note 6).